Convertible Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable

Amount
Balance of convertible loan payables, net of discounts on December 31, 2020	$149,241
Issuances of debt	404,000
Settlement of debt	(95,500)
Amortization of debt discount	402,125
Debt discount	(406,500)
Deferred financing costs	(6,663)
Conversions	(270,000)
Balance of convertible loan payables, net of discounts on December 31, 2021	$176,703
Amortization of debt discount	63,296
Settlement of debt	(150,000)
Conversions	(50,000)
Balance of convertible loan payables, net of discounts on March 31, 2022 (Unaudited)	$39,999

Amount
Balance of notes payable, net on December 31, 2019	$243,923
Issuances of debt	468,500
Cash settlement of debt	(66,000)
Conversions	(571,000)
Debt discount	(440,426)
Amortization of debt discount	514,244
Balance of notes payable, net on December 31, 2020	$149,241
Issuances of debt	404,000
Cash settlement of debt	(95,500)
Conversions	(270,000)
Debt discount	(406,500)
Deferred financing costs	(6,663)
Amortization of debt discount	402,125
Balance of notes payable, net on December 31, 2021	$176,703

Outstanding Derivative Liability

Total
Balance of derivative liability as of December 31, 2020	$310,641
Change due to issuances	746,672
Change due to exercise / redemptions	(1,972,419)
Change in fair value	1,269,266
Balance of derivative liability as of December 31, 2021	$354,160
Change due to issuances	—
Change due to exercise / redemptions	(110,507)
Change in fair value	(243,653)
Balance of derivative liability as of March 31, 2022 (Unaudited)	$—

Total
Balance as of December 31, 2019	$413,795
Change Due to Issuances	1,609,895
Change due to exercise / redemptions	(455,576)
Change in fair value	(1,257,473)
Balance as of December 31, 2020	$310,641
Change Due to Issuances	746,672
Change due to exercise / redemptions	(1,972,419)
Change in fair value	1,269,266
Balance as of December 31, 2021	$354,160

Summary of Quantitative Information

	March 31, 2022	December 31, 2021
(Unaudited)
Stock price	$0.19 - 0.20	$0.16 – 0.45
Exercise price	$0.09 0.11	$0.03 – 0.20
Contractual term (in years)	0.64 – 0.68	0.27 – 1
Volatility (annual)	1,313% – 1,368%	149% – 2,095%
Risk-free rate	0.51% – 0.78%	0.04% – 0.39%

	December 31, 2021	December 31, 2020
Stock price	$0.16 – 0.45	$0.07 – 1.20
Exercise price	$0.03 - 0.20	$0.04 – 0.20
Contractual term (in years)	0.27 - 1	0.01 – 1
Volatility (annual)	149% – 2,095%	125% – 424%
Risk-free rate	0.04% - 0.39%	0.08% – 1.46%

Summary of Financial Liabilities Measured on Recurring Basis

Fair Value measured at March 31, 2022 (Unaudited)
	Quoted prices in	Significant other	Significant	Fair value at
	active markets	observable inputs	unobservable inputs	March 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$—	$—
Total	$—	$—	$—	$—

	Fair value measured at December 31, 2021
	Quoted prices in	Significant other	Significant	Fair value at
	active markets	observable inputs	unobservable inputs	December 31
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$—	$—	$354,160	$354,160
Total	$—	$—	$354,160	$354,160

	Fair Value measured at December 31, 2021
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$—	$—	$354,160	$354,160
Total	$—	$—	$354,160	$354,160

	Fair value measured at December 31, 2020
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value December 31,
	(Level 1)	(Level 2)	(Level 3)	2020
Derivative liability	$—	$—	$310,641	$310,641
Total	$—	$—	$310,641	$310,641